Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense [abstract]
Current income tax expense	$ 29,711	$ 176,786	$ 235,982
Deferred income tax expense (benefit) [abstract]
Deferred income tax (benefit) expense	9,943	(103,749)	2,774
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax expense (benefit)	(13,731)	6,627	750
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax expense	25,923	79,664	239,506
Income Before Taxes [Abstract]
Income before taxes	$ 473,231	$ 186,814	$ 1,307,619
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	6.90%	58.30%	15.80%
Impact of foreign exchange gains (losses)	2.20%	1.10%	2.20%
Unrecognized tax expense	(2.90%)	3.50%	0.10%
Tax-exempt income and expenses not deductible	(3.20%)	(8.00%)	(2.20%)
Foreign branch tax	0.30%	(26.80%)	1.40%
Valuation allowance	0.30%	15.20%	(0.60%)
Other	1.90%	(0.70%)	1.60%
Actual tax rate	5.50%	42.60%	18.30%
US
Current income tax expense [abstract]
Current income tax expense	$ 2,798	$ 81,066	$ 51,615
Deferred income tax expense (benefit) [abstract]
Deferred income tax (benefit) expense	10,070	(59,624)	20,410
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax expense (benefit)	0	0	0
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax expense	12,868	21,442	72,025
Non-US
Current income tax expense [abstract]
Current income tax expense	26,913	95,720	184,367
Deferred income tax expense (benefit) [abstract]
Deferred income tax (benefit) expense	(127)	(44,125)	(17,636)
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax expense (benefit)	(13,731)	6,627	750
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax expense	13,055	58,222	167,481
Domestic (Bermuda)
Income Before Taxes [Abstract]
Income before taxes	334,559	(63,603)	686,538
Foreign
Income Before Taxes [Abstract]
Income before taxes	$ 138,672	$ 250,417	$ 621,081